UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

September 30, 2013

1.837325.107

VIGC-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (d)	$ 2,724,000	$ 2,733,341
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	416,000	414,774
4.25% 6/15/23 (d)	2,932,000	2,913,027
5.75% 6/15/43 (d)	2,110,000	2,169,994
		5,497,795
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,022,339
Comcast Corp.:
4.65% 7/15/42	5,434,000	5,166,598
4.95% 6/15/16	2,975,000	3,285,893
6.4% 3/1/40	2,058,000	2,463,080
6.45% 3/15/37	1,410,000	1,683,200
COX Communications, Inc. 3.25% 12/15/22 (d)	1,609,000	1,429,418
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,261,447
Discovery Communications LLC:
3.25% 4/1/23	604,000	568,423
4.875% 4/1/43	1,416,000	1,306,359
6.35% 6/1/40	2,421,000	2,658,890
NBC Universal, Inc.:
5.15% 4/30/20	3,234,000	3,668,368
6.4% 4/30/40	3,340,000	3,949,921
News America Holdings, Inc. 7.75% 12/1/45	3,169,000	3,879,230
News America, Inc.:
6.15% 3/1/37	2,331,000	2,534,534
6.15% 2/15/41	1,822,000	2,006,884
Time Warner Cable, Inc.:
4% 9/1/21	5,937,000	5,541,050
4.5% 9/15/42	8,550,000	6,250,597
5.5% 9/1/41	1,944,000	1,593,854
5.85% 5/1/17	1,239,000	1,347,610
5.875% 11/15/40	1,806,000	1,536,855
6.75% 7/1/18	4,425,000	4,942,791
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,246,513
6.5% 11/15/36	2,337,000	2,600,191
Viacom, Inc.:
2.5% 9/1/18	546,000	545,118
3.5% 4/1/17	1,312,000	1,380,612
4.375% 3/15/43	1,321,000	1,068,890
		74,938,665
TOTAL CONSUMER DISCRETIONARY		83,169,801

	Principal Amount	Value
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18	$ 2,229,000	$ 2,181,019
1.875% 5/15/17	857,000	861,190
3.25% 6/15/23	1,458,000	1,405,825
Fortune Brands, Inc. 5.375% 1/15/16	471,000	513,298
Heineken NV:
1.4% 10/1/17 (d)	2,178,000	2,141,691
2.75% 4/1/23 (d)	2,276,000	2,079,868
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,034,000	3,059,334
		12,242,225
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,533,975
3.2% 1/25/23	1,807,000	1,691,209
4.65% 1/25/43	1,523,000	1,382,112
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,759,059
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,615,162
6.125% 2/1/18	3,684,000	4,260,395
6.5% 8/11/17	3,514,000	4,087,228
		21,329,140
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,704,758
4.25% 8/9/42	2,952,000	2,457,218
4.75% 5/5/21	4,000,000	4,245,168
9.7% 11/10/18	2,242,000	2,964,592
Philip Morris International, Inc. 5.65% 5/16/18	2,751,000	3,184,684
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,048,106
4.75% 11/1/42	3,437,000	2,996,425
6.15% 9/15/43	1,680,000	1,757,409
7.25% 6/15/37	2,962,000	3,425,500
		25,783,860
TOTAL CONSUMER STAPLES		59,355,225
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (d)	3,739,000	3,773,204
5.35% 3/15/20 (d)	3,724,000	3,989,372
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,131,800
5% 10/1/21	1,517,000	1,610,829
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.:
2% 10/1/17	$ 539,000	$ 533,172
3.45% 10/1/22	978,000	938,285
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,727,219
		17,703,881
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,986,435
Apache Corp. 4.75% 4/15/43	2,750,000	2,602,713
Chevron Corp.:
2.427% 6/24/20	2,041,000	2,017,808
3.191% 6/24/23	5,148,000	5,058,620
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,548,605
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,971,708
3.875% 3/15/23	1,228,000	1,117,848
Duke Energy Field Services 6.45% 11/3/36 (d)	2,477,000	2,576,273
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,748,048
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,460,793
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	329,284
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,362,041
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,496,000	1,712,253
Nakilat, Inc. 6.067% 12/31/33 (d)	1,808,000	1,907,440
Petro-Canada 6.05% 5/15/18	1,480,000	1,725,631
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,391,008
5.625% 5/20/43	6,681,000	5,595,271
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,727,479
5.375% 1/27/21	9,195,000	9,237,159
5.75% 1/20/20	5,084,000	5,282,601
7.875% 3/15/19	4,277,000	4,923,169
Petroleos Mexicanos:
3.5% 7/18/18	4,726,000	4,820,520
3.5% 1/30/23	3,410,000	3,108,727
4.875% 1/24/22	3,398,000	3,471,057
5.5% 1/21/21	3,601,000	3,867,474
5.5% 6/27/44	7,799,000	7,097,090
6.5% 6/2/41	7,675,000	8,058,750
Phillips 66 Co.:
4.3% 4/1/22	3,770,000	3,844,835
5.875% 5/1/42	3,228,000	3,390,249

	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	$ 1,784,000	$ 1,762,811
6.125% 1/15/17	1,250,000	1,420,463
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,466,535
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	683,420
2.95% 9/25/18	733,000	745,240
4.6% 6/15/21	873,000	901,421
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,465,570
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	693,473
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,086,701
		137,166,523
TOTAL ENERGY		154,870,404
FINANCIALS - 13.9%
Capital Markets - 1.6%
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,259,820
Goldman Sachs Group, Inc.:
2.9% 7/19/18	6,251,000	6,302,583
5.25% 7/27/21	1,125,000	1,214,476
5.625% 1/15/17	3,000,000	3,305,121
5.95% 1/18/18	755,000	853,615
6.15% 4/1/18	5,954,000	6,811,203
6.75% 10/1/37	3,421,000	3,569,861
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,674,134
7.125% 5/15/15	5,585,000	6,045,338
Merrill Lynch & Co., Inc. 6.11% 1/29/37	1,682,000	1,732,134
Morgan Stanley:
2.125% 4/25/18	4,257,000	4,149,945
3.75% 2/25/23	8,489,000	8,187,165
4.875% 11/1/22	4,345,000	4,349,006
5.75% 1/25/21	1,751,000	1,944,438
6.625% 4/1/18	10,165,000	11,803,405
		65,202,244
Commercial Banks - 2.3%
Bank of America NA 5.3% 3/15/17	3,403,000	3,751,032
Credit Suisse 6% 2/15/18	6,486,000	7,303,495
Discover Bank:
7% 4/15/20	2,309,000	2,720,937
8.7% 11/18/19	1,503,000	1,901,520
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,274,830
8.25% 3/1/38	4,319,000	5,587,184
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	$ 2,412,000	$ 2,399,940
HBOS PLC 6.75% 5/21/18 (d)	2,600,000	2,889,669
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,189,926
KeyBank NA:
5.45% 3/3/16	1,618,000	1,772,936
5.8% 7/1/14	2,049,000	2,125,891
6.95% 2/1/28	800,000	963,494
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,910,324
5% 1/17/17	4,952,000	5,425,194
Regions Bank:
6.45% 6/26/37	7,720,000	8,075,583
7.5% 5/15/18	6,153,000	7,236,636
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,365,975
5.75% 6/15/15	814,000	872,209
7.75% 11/10/14	2,367,000	2,542,037
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	5,485,000	5,535,588
6.125% 12/15/22	8,239,000	8,303,289
Wells Fargo & Co.:
1.25% 7/20/16	14,500,000	14,509,541
3.676% 6/15/16	1,714,000	1,827,098
		94,484,328
Consumer Finance - 1.1%
American Express Credit Corp. 1.3% 7/29/16	4,207,000	4,233,125
Discover Financial Services 3.85% 11/21/22	5,040,000	4,810,559
Ford Motor Credit Co. LLC:
1.7% 5/9/16	6,586,000	6,586,652
2.875% 10/1/18	4,500,000	4,500,050
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,436,390
2.95% 5/9/16	774,000	809,259
3.5% 6/29/15	799,000	835,737
5.625% 5/1/18	9,700,000	11,132,351
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,648,165
Hyundai Capital America:
1.625% 10/2/15 (d)	1,373,000	1,375,303
1.875% 8/9/16 (d)	1,083,000	1,087,765
2.125% 10/2/17 (d)	1,518,000	1,514,547
2.875% 8/9/18 (d)	1,921,000	1,937,478
		45,907,381
Diversified Financial Services - 2.6%
Bank of America Corp.:
3.3% 1/11/23	12,978,000	12,162,475

	Principal Amount	Value
3.875% 3/22/17	$ 3,077,000	$ 3,273,186
4.1% 7/24/23	4,166,000	4,141,916
5.75% 12/1/17	12,290,000	13,866,672
6.5% 8/1/16	3,000,000	3,400,659
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,254,019
Citigroup, Inc.:
3.375% 3/1/23	2,800,000	2,665,544
3.953% 6/15/16	3,838,000	4,086,572
4.05% 7/30/22	1,800,000	1,748,884
4.75% 5/19/15	4,790,000	5,069,578
5.5% 9/13/25	5,397,000	5,553,200
6.125% 5/15/18	1,159,000	1,340,818
6.675% 9/13/43	2,224,000	2,394,696
JPMorgan Chase & Co.:
1.625% 5/15/18	8,510,000	8,243,399
2% 8/15/17	5,000,000	5,019,490
3.15% 7/5/16	4,200,000	4,407,745
3.25% 9/23/22	5,719,000	5,397,518
4.35% 8/15/21	4,371,000	4,529,431
4.5% 1/24/22	6,648,000	6,937,161
6.3% 4/23/19	3,920,000	4,593,828
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	4,259,000	4,157,959
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,140,851
5.15% 3/15/20	1,545,000	1,685,266
		109,070,867
Insurance - 2.2%
Allstate Corp. 6.2% 5/16/14	2,709,000	2,806,689
American International Group, Inc.:
4.875% 9/15/16	2,638,000	2,890,285
4.875% 6/1/22	1,252,000	1,343,616
5.6% 10/18/16	3,756,000	4,197,202
Aon Corp.:
3.125% 5/27/16	3,681,000	3,852,855
3.5% 9/30/15	1,538,000	1,612,365
5% 9/30/20	1,402,000	1,542,213
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	443,114
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,644,000	5,084,641
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,093,000	4,343,434
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,462,912
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,110,000	2,188,695
MetLife, Inc.:
3.048% 12/15/22	3,731,000	3,558,452
4.368% 9/15/23 (g)	3,574,000	3,737,925
4.75% 2/8/21	1,477,000	1,615,481
6.75% 6/1/16	3,234,000	3,706,691
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
3% 1/10/23 (d)	$ 2,636,000	$ 2,485,919
5.125% 6/10/14 (d)	2,884,000	2,976,383
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,214,000	2,542,135
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	2,297,000	3,108,507
Pacific LifeCorp:
5.125% 1/30/43 (d)	5,252,000	4,842,685
6% 2/10/20 (d)	4,627,000	5,179,385
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	604,377
4.5% 11/16/21	2,157,000	2,303,234
5.8% 11/16/41	2,824,000	3,080,295
6.2% 11/15/40	1,297,000	1,487,882
7.375% 6/15/19	1,250,000	1,548,185
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,355,000	6,824,768
Unum Group:
5.625% 9/15/20	2,889,000	3,187,590
5.75% 8/15/42	5,234,000	5,404,173
		90,962,088
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,206,450
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,120,002
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,901,535
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,588,163
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,470,926
5.375% 12/15/13	2,985,000	3,012,005
DDR Corp. 4.625% 7/15/22	2,855,000	2,908,017
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,691,000	3,984,822
7.5% 4/1/17	1,944,000	2,271,237
9.625% 3/15/16	1,253,000	1,486,415
Duke Realty LP:
3.625% 4/15/23	2,123,000	1,975,273
3.875% 10/15/22	3,512,000	3,342,514
4.375% 6/15/22	2,340,000	2,314,443
5.4% 8/15/14	2,433,000	2,522,296
5.5% 3/1/16	1,270,000	1,377,984
5.95% 2/15/17	928,000	1,035,318
6.5% 1/15/18	2,445,000	2,813,530
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,189,454
5.375% 10/15/15	455,000	490,837

	Principal Amount	Value
6% 9/15/17	$ 2,405,000	$ 2,686,580
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,193,851
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,713,250
4.7% 9/15/17	568,000	618,182
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,211,396
6.25% 6/15/17	3,000,000	3,211,377
UDR, Inc. 5.5% 4/1/14	3,685,000	3,765,064
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	948,322
Weingarten Realty Investors 3.375% 10/15/22	812,000	753,854
		61,113,097
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,879,872
4.25% 7/15/22	1,842,000	1,787,731
6.125% 4/15/20	1,392,000	1,547,744
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,042,207
4.95% 4/15/18	2,312,000	2,482,991
5.7% 5/1/17	5,000,000	5,512,710
6% 4/1/16	1,005,000	1,102,448
7.5% 5/15/15	523,000	573,094
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,786,338
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,916,693
5.25% 3/15/21	1,953,000	2,053,406
ERP Operating LP:
4.625% 12/15/21	5,595,000	5,908,404
4.75% 7/15/20	2,827,000	3,056,077
5.375% 8/1/16	1,066,000	1,183,816
5.75% 6/15/17	5,343,000	6,014,433
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,036,482
4.125% 6/15/22	2,007,000	1,991,879
4.4% 2/15/24	4,876,000	4,863,400
4.75% 10/1/20	4,185,000	4,411,668
5.5% 12/15/16	2,290,000	2,535,232
6.625% 10/1/17	2,673,000	3,073,787
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	2,961,354
3.15% 5/15/23	4,988,000	4,394,503
4.5% 4/18/22	1,218,000	1,205,105
Post Apartment Homes LP 3.375% 12/1/22	790,000	734,446
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	3,844,000	4,050,807
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,366,317
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.25% 8/1/15	$ 1,468,000	$ 1,568,764
5.875% 6/15/17	2,430,000	2,707,559
Simon Property Group LP:
2.75% 2/1/23	2,705,000	2,483,241
2.8% 1/30/17	857,000	888,137
4.125% 12/1/21	2,399,000	2,496,469
5.1% 6/15/15	2,220,000	2,382,380
Tanger Properties LP 6.125% 6/1/20	4,876,000	5,658,076
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,642,204
4% 4/30/19	1,357,000	1,423,702
Ventas Realty Ltd. Partnership 1.55% 9/26/16	1,043,000	1,044,639
		106,768,115
TOTAL FINANCIALS		573,508,120
HEALTH CARE - 1.0%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	3,882,476
Health Care Providers & Services - 0.6%
Aetna, Inc.:
2.75% 11/15/22	2,118,000	1,955,403
4.125% 11/15/42	1,182,000	1,030,269
Express Scripts Holding Co. 4.75% 11/15/21	3,953,000	4,232,477
Express Scripts, Inc. 3.125% 5/15/16	3,450,000	3,611,812
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,826,844
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,268,000	1,222,190
2.75% 2/15/23	708,000	659,860
2.875% 3/15/23	5,473,000	5,152,518
3.95% 10/15/42	969,000	830,820
WellPoint, Inc.:
3.3% 1/15/23	1,974,000	1,861,510
4.65% 1/15/43	1,476,000	1,353,898
		24,737,601
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,231,787
2.9% 11/6/22	4,376,000	4,094,234
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,419,291

	Principal Amount	Value
Zoetis, Inc.:
1.875% 2/1/18 (d)	$ 676,000	$ 669,324
3.25% 2/1/23 (d)	1,649,000	1,570,552
4.7% 2/1/43 (d)	1,654,000	1,541,212
		13,526,400
TOTAL HEALTH CARE		42,146,477
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
United Technologies Corp. 4.5% 6/1/42	4,137,000	4,018,065
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	878,194	924,299
6.795% 2/2/20	1,084,707	1,126,739
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,582,467	2,789,065
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	774,291	809,135
8.36% 1/20/19	3,284,794	3,531,153
		9,180,391
Industrial Conglomerates - 0.3%
General Electric Co.:
4.125% 10/9/42	3,309,000	3,037,315
5.25% 12/6/17	7,130,000	8,116,514
		11,153,829
TOTAL INDUSTRIALS		24,352,285
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Apple, Inc. 3.85% 5/4/43	5,454,000	4,569,470
MATERIALS - 0.7%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,662,750
4.25% 11/15/20	1,931,000	2,017,538
4.375% 11/15/42	1,579,000	1,364,916
		7,045,204
Metals & Mining - 0.5%
Anglo American Capital PLC 9.375% 4/8/14 (d)	2,675,000	2,786,788
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	3,750,000	3,676,714
4.5% 8/13/23 (d)	5,000,000	5,042,685
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18	4,174,000	4,116,403
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 3,818,000	$ 3,679,800
6.25% 1/23/17	3,115,000	3,492,236
		22,794,626
TOTAL MATERIALS		29,839,830
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
4.35% 6/15/45	11,574,000	9,552,277
5.55% 8/15/41	8,621,000	8,556,420
6.3% 1/15/38	364,000	393,350
CenturyLink, Inc.:
5.15% 6/15/17	330,000	345,675
6% 4/1/17	825,000	886,875
6.15% 9/15/19	2,305,000	2,391,438
Embarq Corp.:
7.082% 6/1/16	2,793,000	3,142,223
7.995% 6/1/36	1,808,000	1,840,484
Verizon Communications, Inc.:
3.85% 11/1/42	1,284,000	1,013,755
6.1% 4/15/18	2,190,000	2,532,531
6.25% 4/1/37	1,380,000	1,488,301
6.4% 9/15/33	4,059,000	4,507,065
6.55% 9/15/43	26,885,000	30,347,358
6.9% 4/15/38	2,420,000	2,803,597
		69,801,349
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	5,411,000	5,503,144
3.125% 7/16/22	2,875,000	2,647,404
Vodafone Group PLC 5% 12/16/13	2,775,000	2,801,204
		10,951,752
TOTAL TELECOMMUNICATION SERVICES		80,753,101
UTILITIES - 3.1%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	3,819,000	4,450,231
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,717,574
2.95% 12/15/22	1,655,000	1,524,475
Dayton Power & Light Co. 1.875% 9/15/16 (d)	1,393,000	1,404,159
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	2,664,000	2,991,275

	Principal Amount	Value
6.4% 9/15/20 (d)	$ 6,054,000	$ 6,982,690
Edison International 3.75% 9/15/17	2,401,000	2,542,462
FirstEnergy Corp.:
2.75% 3/15/18	3,523,000	3,427,037
4.25% 3/15/23	6,228,000	5,698,035
7.375% 11/15/31	6,667,000	6,734,157
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	7,821,237
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,726,487
3.75% 11/15/20	525,000	531,808
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,773,867
Northeast Utilities:
1.45% 5/1/18	1,125,000	1,096,380
2.8% 5/1/23	5,110,000	4,721,630
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,271,341
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,606,132
PPL Capital Funding, Inc. 3.4% 6/1/23	2,425,000	2,260,806
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,521,537
5.625% 1/15/16	2,000,000	2,197,946
		73,001,266
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,238,435
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,356,082
6.5% 5/1/18	1,554,000	1,757,655
PSEG Power LLC 2.75% 9/15/16	919,000	955,652
		4,069,389
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,694,167
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,605,164
Dominion Resources, Inc. 2.5481% 9/30/66 (g)	13,094,000	12,199,313
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,334,000	1,575,469
National Grid PLC 6.3% 8/1/16	4,181,000	4,747,480
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,675,320
5.25% 2/15/43	4,094,000	3,933,401
5.4% 7/15/14	3,885,000	4,023,893
5.45% 9/15/20	613,000	675,267
5.8% 2/1/42	2,085,000	2,160,406
5.95% 6/15/41	3,834,000	4,062,759
6.4% 3/15/18	2,760,000	3,194,885
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2.3% 4/1/17	$ 4,185,000	$ 4,266,302
2.875% 10/1/22	1,723,000	1,601,063
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,426,000	1,454,520
		48,869,409
TOTAL UTILITIES		127,178,499
TOTAL NONCONVERTIBLE BONDS (Cost $1,139,939,053)		1,179,743,212
U.S. Treasury Obligations - 28.7%

U.S. Treasury Bonds:
3.125% 2/15/43	53,993,000	48,365,904
3.625% 8/15/43	30,397,000	30,040,778
U.S. Treasury Notes:
0.125% 4/30/15	360,000	359,367
0.25% 9/15/14	59,000	59,078
0.25% 8/15/15	20,500,000	20,480,771
0.5% 7/31/17	5,745,000	5,638,177
0.875% 11/30/16	31,268,000	31,414,584
0.875% 4/30/17	695,000	694,566
0.875% 1/31/18	63,538,000	62,723,951
1% 3/31/17	27,344,000	27,474,322
1% 5/31/18	69,810,000	68,931,930
1.375% 7/31/18	115,163,000	115,387,913
1.375% 9/30/18	310,770,000	310,624,255
1.5% 8/31/18	65,373,000	65,822,439
1.75% 5/15/23	49,190,000	45,596,818
1.875% 10/31/17	20,552,000	21,199,059
2% 9/30/20	230,656,000	230,475,858
2.375% 2/28/15	41,183,000	42,442,623
2.5% 8/15/23	24,050,000	23,817,004
2.625% 12/31/14 (f)	30,935,000	31,881,178
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,188,449,561)		1,183,430,575
U.S. Government Agency - Mortgage Securities - 30.5%

Fannie Mae - 19.7%
1.803% 9/1/33 (g)	477,504	490,738
1.813% 5/1/34 (g)	1,061,067	1,094,133
1.949% 7/1/35 (g)	27,355	28,498

	Principal Amount	Value
2.048% 10/1/33 (g)	$ 41,309	$ 42,955
2.081% 10/1/33 (g)	680,471	711,801
2.175% 3/1/35 (g)	11,893	12,256
2.23% 7/1/34 (g)	42,953	44,723
2.303% 6/1/36 (g)	94,870	100,900
2.332% 3/1/35 (g)	45,778	48,431
2.448% 8/1/36 (g)	1,554,474	1,654,395
2.5% 1/1/28 to 3/1/43	50,055,466	49,271,229
2.529% 10/1/33 (g)	70,544	74,801
2.536% 6/1/42 (g)	739,582	758,620
2.558% 11/1/36 (g)	1,064,881	1,135,916
2.612% 5/1/35 (g)	183,564	196,048
2.638% 7/1/35 (g)	79,041	84,030
2.643% 7/1/37 (g)	130,877	138,117
2.669% 5/1/36 (g)	314,619	336,740
2.672% 2/1/36 (g)	786,838	839,164
2.78% 9/1/36 (g)	901,716	965,117
2.82% 12/1/35 (g)	394,623	421,404
2.95% 11/1/40 (g)	492,733	516,468
2.959% 9/1/41 (g)	556,171	580,339
3% 4/1/27 to 9/1/43	180,339,396	177,304,096
3% 10/1/43 (e)	9,900,000	9,678,023
3% 10/1/43 (e)	4,600,000	4,496,859
3% 10/1/43 (e)	4,600,000	4,496,859
3% 10/1/43 (e)	9,900,000	9,678,023
3.093% 10/1/41 (g)	277,132	289,788
3.228% 7/1/41 (g)	875,986	917,444
3.365% 10/1/41 (g)	487,604	510,751
3.5% 1/1/26 to 8/1/43	190,801,074	193,419,880
3.5% 10/1/28 (e)	3,800,000	4,011,375
3.5% 10/1/28 (e)	2,180,000	2,301,263
3.545% 7/1/41 (g)	930,369	979,021
4% 9/1/26 to 6/1/43	98,338,859	103,474,897
4% 10/1/43 (e)	12,800,000	13,426,610
4% 10/1/43 (e)	9,900,000	10,384,644
4% 10/1/43 (e)	4,600,000	4,825,188
4.5% 5/1/25 to 11/1/41	48,506,656	52,014,617
4.5% 10/1/43 (e)	18,800,000	20,082,104
5% 9/1/20 to 6/1/40	27,267,285	29,630,053
5% 10/1/43 (e)	800,000	867,681
5.5% 11/1/17 to 3/1/39	47,993,971	52,349,575
5.5% 10/1/43 (e)	13,800,000	15,048,897
6% 1/1/23 to 1/1/42	28,716,874	31,630,263
6.5% 12/1/13 to 8/1/36	6,547,266	7,240,048
7% 3/1/15 to 8/1/32	1,179,164	1,350,869
7.5% 7/1/16 to 11/1/31	1,042,657	1,224,685
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8% 1/1/30 to 5/1/30	$ 43,223	$ 52,466
8.5% 3/1/25 to 6/1/25	648	786
TOTAL FANNIE MAE		811,233,588
Freddie Mac - 4.5%
2.141% 4/1/35 (g)	767,908	806,158
2.404% 3/1/36 (g)	163,341	171,010
2.459% 1/1/35 (g)	140,160	148,462
2.5% 8/1/28	8,551,419	8,607,872
3% 8/1/42 to 3/1/43	23,080,555	22,501,918
3.111% 3/1/33 (g)	7,902	8,291
3.124% 10/1/35 (g)	124,657	133,121
3.16% 11/1/35 (g)	281,585	300,454
3.224% 4/1/41 (g)	535,447	560,011
3.242% 9/1/41 (g)	496,061	519,774
3.283% 6/1/41 (g)	665,997	696,623
3.464% 5/1/41 (g)	584,259	617,253
3.5% 1/1/26 to 6/1/43	51,211,626	52,301,537
3.627% 6/1/41 (g)	890,921	942,181
3.717% 5/1/41 (g)	865,665	912,764
4% 6/1/24 to 4/1/42	31,149,970	32,659,911
4.5% 7/1/25 to 10/1/41	41,119,430	43,913,861
4.5% 10/1/43 (e)	600,000	638,719
5% 1/1/35 to 9/1/40	17,068,537	18,494,633
5.5% 1/1/38	365,620	397,137
6% 4/1/32 to 8/1/37	2,678,077	2,952,073
7.5% 5/1/17 to 11/1/31	101,154	119,005
8% 7/1/17 to 5/1/27	6,218	7,261
8.5% 3/1/20 to 1/1/28	88,648	105,883
TOTAL FREDDIE MAC		188,515,912
Ginnie Mae - 6.3%
3% 8/20/42 to 2/20/43	17,755,789	17,587,379
3.5% 12/15/40 to 7/15/43	45,884,335	47,262,867
3.5% 5/15/43	200,000	205,852
3.5% 10/1/43 (e)	16,200,000	16,703,718
3.5% 10/1/43 (e)	3,400,000	3,505,719
4% 1/15/25 to 1/15/42	36,028,336	38,225,044
4% 10/1/43 (e)	9,700,000	10,259,265
4% 10/1/43 (e)	8,600,000	9,095,843
4.5% 5/15/39 to 4/15/41	48,810,563	52,685,476
4.5% 10/1/43 (e)	1,900,000	2,046,656
5% 3/15/39 to 6/20/41	44,787,467	49,043,907
5.5% 6/15/35	1,868,874	2,062,696
6% 3/15/29 to 9/20/38	6,131,411	6,816,178
6.5% 10/15/34 to 11/15/35	290,855	331,314
7% 1/15/28 to 7/15/32	2,185,191	2,586,049
7.5% 4/15/22 to 10/15/28	521,902	615,584

	Principal Amount	Value
8% 2/15/17 to 9/15/30	$ 37,272	$ 44,181
8.5% 12/15/16 to 3/15/30	7,565	8,587
TOTAL GINNIE MAE		259,086,315
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,258,031,208)		1,258,835,815
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6489% 4/25/35 (g)	234,160	207,122
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8539% 4/25/35 (g)	4,264	4,251
Airspeed Ltd. Series 2007-1A Class C1, 2.6823% 6/15/32 (d)(g)	2,411,946	1,326,570
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,163,788
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,780,305
Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,144,308
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2289% 12/25/33 (g)	22,150	19,844
Series 2004-R2 Class M3, 1.0039% 4/25/34 (g)	32,057	20,543
Series 2005-R2 Class M1, 0.6289% 4/25/35 (g)	510,843	503,042
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9589% 3/25/34 (g)	16,878	15,795
Series 2004-W11 Class M2, 1.2289% 11/25/34 (g)	198,000	178,088
Series 2004-W7 Class M1, 1.0039% 5/25/34 (g)	209,000	192,168
Series 2006-W4 Class A2C, 0.3389% 5/25/36 (g)	437,905	141,301
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0039% 4/25/34 (g)	736,699	689,316
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17	4,260,000	4,265,325
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3189% 12/25/36 (g)	635,000	358,159
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (d)	974,636	974,676
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4341% 3/25/32 (MGIC Investment Corp. Insured) (g)	$ 11,075	$ 5,748
Series 2004-3 Class M4, 1.6339% 4/25/34 (g)	32,448	24,494
Series 2004-4 Class M2, 0.9739% 6/25/34 (g)	183,626	169,153
Fannie Mae Series 2004-T5 Class AB3, 0.9802% 5/28/35 (g)	13,702	12,488
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3539% 8/25/34 (g)	102,000	78,289
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0039% 3/25/34 (g)	4,195	3,464
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	8,230,000	8,227,960
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9139% 1/25/35 (g)	334,000	256,805
Class M4, 1.1989% 1/25/35 (g)	128,000	50,791
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(g)	829,000	648,693
GE Business Loan Trust Series 2003-1 Class A, 0.6123% 4/15/31 (d)(g)	26,502	24,855
GSAMP Trust Series 2004-AR1 Class B4, 2.5728% 6/25/34 (c)(d)	138,597	9,894
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7289% 9/25/46 (d)(g)	434,584	432,954
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4689% 8/25/33 (g)	197,855	181,354
Series 2003-5 Class A2, 0.8789% 12/25/33 (g)	11,595	10,422
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3689% 1/25/37 (g)	436,000	201,989
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3089% 11/25/36 (g)	438,000	427,489
Keycorp Student Loan Trust Series 1999-A Class A2, 0.5776% 12/27/29 (g)	122,718	120,177
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4789% 5/25/37 (g)	163,964	3,970
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1539% 7/25/34 (g)	26,234	22,644
Series 2006-FM1 Class A2B, 0.2889% 4/25/37 (g)	218,532	210,335

	Principal Amount	Value
Series 2006-OPT1 Class A1A, 0.6989% 6/25/35 (g)	$ 419,545	$ 388,396
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8589% 8/25/34 (g)	20,187	19,593
Series 2004-NC8 Class M6, 2.0539% 9/25/34 (g)	82,732	53,593
Series 2005-NC1 Class M1, 0.6189% 1/25/35 (g)	141,000	130,146
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6889% 9/25/35 (g)	503,000	421,484
Ocala Funding LLC Series 2006-1A Class A, 1.58% 3/20/11 (b)(d)(g)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4289% 9/25/34 (g)	188,000	153,876
Class M4, 1.6289% 9/25/34 (g)	241,000	72,200
Series 2005-WCH1 Class M4, 1.0089% 1/25/36 (g)	520,000	433,970
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9789% 4/25/33 (g)	1,796	1,669
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9739% 3/25/35 (g)	375,617	308,667
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (g)	382,524	295,291
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9039% 9/25/34 (g)	18,912	13,101
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0389% 9/25/34 (g)	10,148	9,598
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (d)(g)	630,180	576,615
TOTAL ASSET-BACKED SECURITIES (Cost $33,985,681)		32,986,768
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.5%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7389% 1/25/35 (g)	532,116	517,526
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.25% 12/20/54 (d)(g)	4,395,816	4,325,483
Class C2, 1.38% 12/20/54 (d)(g)	2,117,000	1,887,306
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater: - continued
Series 2006-2:
Class A4, 0.26% 12/20/54 (g)	$ 1,311,650	$ 1,290,664
Class C1, 1.12% 12/20/54 (g)	1,885,000	1,680,478
Series 2006-3:
Class A3, 0.26% 12/20/54 (g)	631,570	621,465
Class A7, 0.38% 12/20/54 (g)	686,544	675,559
Class C2, 1.18% 12/20/54 (g)	396,000	353,034
Series 2006-4:
Class A4, 0.28% 12/20/54 (g)	2,013,492	1,981,276
Class B1, 0.36% 12/20/54 (g)	1,059,000	986,194
Class C1, 0.94% 12/20/54 (g)	647,000	576,801
Class M1, 0.52% 12/20/54 (g)	279,000	255,285
Series 2007-1:
Class 1C1, 0.78% 12/20/54 (g)	654,000	583,041
Class 1M1, 0.48% 12/20/54 (g)	425,000	388,875
Class 2A1, 0.32% 12/20/54 (g)	1,579,885	1,554,607
Class 2C1, 1.04% 12/20/54 (g)	298,000	265,667
Class 2M1, 0.68% 12/20/54 (g)	546,000	499,590
Series 2007-2 Class 2C1, 1.0402% 12/17/54 (g)	757,000	674,866
Series 2007-2 Class 3A1, 0.3602% 12/17/54 (g)	281,844	277,955
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (g)	151,584	149,247
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3889% 5/25/47 (g)	203,966	153,668
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3489% 2/25/37 (g)	314,072	273,916
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4689% 7/25/35 (g)	553,350	537,099
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5319% 7/10/35 (d)(g)	123,393	113,348

	Principal Amount	Value
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6289% 6/25/33 (d)(g)	$ 5,256	$ 5,208
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (g)	10,345	9,801
TOTAL PRIVATE SPONSOR		20,637,959
U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4789% 5/25/35 (g)	696,473	695,528
Series 2006-50 Class BF, 0.5789% 6/25/36 (g)	876,254	878,233
Series 2006-82 Class F, 0.7489% 9/25/36 (g)	1,292,344	1,290,192
Series 2007-36 Class F, 0.4089% 4/25/37 (g)	1,080,775	1,078,203
Series 2011-37 Class FA, 0.6289% 5/25/41 (g)	3,228,321	3,240,234
Series 2011-40 Class DF, 0.6289% 5/25/41 (g)	2,484,322	2,496,454
Series 2013-62 Class FA, 0.4789% 6/25/43 (g)	4,182,002	4,153,205
floater sequential payer:
Series 2010-74 Class WF, 0.7789% 7/25/34 (g)	935,433	945,138
Series 2012-120 Class FE 0.4789% 2/25/39 (g)	1,844,690	1,837,202
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	785,993	856,533
Series 1999-57 Class PH, 6.5% 12/25/29	688,277	770,398
Series 2002-9 Class PC, 6% 3/25/17	62,238	65,798
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	64,773	65,959
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6023% 4/15/41 (g)	1,686,642	1,689,943
Series 3830 Class FD, 0.5423% 3/15/41 (g)	4,549,202	4,556,758
floater sequential payer Series 2011-3969 Class AF, 0.6323% 10/15/33 (g)	1,986,730	1,995,334
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class Series 2500 Class TE, 5.5% 9/15/17	$ 1,531,030	$ 1,610,803
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.1062% 6/16/37 (g)(i)	77,407	142,702
TOTAL U.S. GOVERNMENT AGENCY		28,368,617
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,953,625)		49,006,576
Commercial Mortgage Securities - 6.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9005% 5/10/45 (g)	973,532	1,006,125
Series 2006-3 Class A4, 5.889% 7/10/44	3,713,000	4,075,459
Series 2006-5 Class A2, 5.317% 9/10/47	5,715,416	5,750,554
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	10,224,918	11,316,990
Series 2007-3 Class A3, 5.7966% 6/10/49 (g)	6,100,000	6,152,015
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,230,000	1,351,916
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.5689% 1/25/36 (d)(g)	579,803	478,005
Class M1, 0.6289% 1/25/36 (d)(g)	121,315	67,578
Class M2, 0.6489% 1/25/36 (d)(g)	36,598	19,214
Class M3, 0.6789% 1/25/36 (d)(g)	53,202	27,370
Series 2007-1 Class A2, 0.4489% 3/25/37 (d)(g)	165,179	111,530
Series 2007-2A:
Class A1, 0.4489% 7/25/37 (d)(g)	165,120	128,405
Class A2, 0.4989% 7/25/37 (d)(g)	154,552	80,842
Class M2, 0.5889% 7/25/37 (d)(g)	85,862	14,657
Class M3, 0.6689% 7/25/37 (d)(g)	85,862	8,641
Class M4, 0.8289% 7/25/37 (d)(g)	181,632	6,787

	Principal Amount	Value
Class M5, 0.9289% 7/25/37 (d)(g)	$ 44,868	$ 1,220
Series 2007-3:
Class A2, 0.4689% 7/25/37 (d)(g)	228,703	150,575
Class M1, 0.4889% 7/25/37 (d)(g)	93,691	44,332
Class M2, 0.5189% 7/25/37 (d)(g)	98,496	28,680
Class M3, 0.5489% 7/25/37 (d)(g)	215,250	49,637
Class M4, 0.6789% 7/25/37 (d)(g)	340,172	68,975
Class M5, 0.7789% 7/25/37 (d)(g)	127,324	18,327
Class M6, 0.9789% 7/25/37 (d)(g)	79,924	9,711
Series 2007-4A Class M4, 1.7789% 9/25/37 (d)(g)	53,936	2,635
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 0.4323% 3/15/22 (d)(g)	147,000	139,659
Class E, 0.4823% 3/15/22 (d)(g)	763,000	709,639
Class F, 0.5323% 3/15/22 (d)(g)	468,000	425,912
Class G, 0.5823% 3/15/22 (d)(g)	120,000	106,809
Class H, 0.7323% 3/15/22 (d)(g)	147,000	127,534
Class J, 0.8823% 3/15/22 (d)(g)	147,000	124,227
C-BASS Trust floater Series 2006-SC1 Class A, 0.4489% 5/25/36 (d)(g)	191,125	179,135
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3223% 4/15/22 (d)(g)	69,176	68,751
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	14,810,000	16,371,655
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,195,070
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C7 Class A1A, 5.9356% 6/10/46 (g)	8,761,129	9,625,940
COMM pass-thru certificates floater Series 2005-F10A Class J, 1.0323% 4/15/17 (d)(g)	44,316	42,278
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	7,122,000	7,220,661
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	$ 139,391	$ 139,167
Series 2007-C3 Class A4, 5.8719% 6/15/39 (g)	2,463,871	2,710,845
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	3,071,228
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	1,347,155	1,350,338
Series 2001-CKN5 Class AX, 0.6561% 9/15/34 (d)(g)(h)	864,576	486
Series 2006-C1 Class A3, 5.5667% 2/15/39 (g)	1,719,737	1,745,488
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3323% 2/15/22 (d)(g)	3,470,000	3,403,373
Class C:
0.3523% 2/15/22 (d)(g)	657,000	637,728
0.4523% 2/15/22 (d)(g)	234,000	223,827
Class F, 0.5023% 2/15/22 (d)(g)	469,000	447,207
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,341,000	5,874,299
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3721% 11/5/21 (d)(g)	3,490,000	3,440,292
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,090,000	2,312,501
Series 2006-GG7 Class A4, 6.0564% 7/10/38 (g)	2,129,613	2,341,373
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (d)(g)	1,335,000	1,338,269
Class D, 2.2018% 3/6/20 (d)(g)	400,000	400,996
Class E, 2.4764% 3/6/20 (d)(g)	670,000	672,139
Class F, 2.6334% 3/6/20 (d)(g)	335,000	335,581
Class G, 2.7903% 3/6/20 (d)(g)	165,000	165,346
Class H, 3.3004% 3/6/20 (d)(g)	275,000	276,043
Class J, 4.0852% 3/6/20 (d)(g)	395,000	396,250

	Principal Amount	Value
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 849,196	$ 862,644
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A4, 5.56% 11/10/39 (g)	920,000	1,013,976
Series 2007-GG10 Class A2, 5.778% 8/10/45	2,136,470	2,155,333
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4623% 11/15/18 (d)(g)	58,901	56,104
Class F, 0.5123% 11/15/18 (d)(g)	88,352	83,935
Class G, 0.5423% 11/15/18 (d)(g)	76,973	72,933
Class H, 0.6823% 11/15/18 (d)(g)	58,914	55,233
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (g)	682,754	690,641
Series 2006-CB16 Class A1A, 5.546% 5/12/45	5,833,538	6,448,417
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,810,000	3,066,713
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	10,397,831	11,432,790
Series 2007-CB18 Class A4, 5.44% 6/12/47	870,000	961,106
Series 2007-CB19 Class A4, 5.9% 2/12/49 (g)	4,967,639	5,545,510
Series 2007-LD11 Class A4, 6.0029% 6/15/49 (g)	6,664,597	7,495,999
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,416,000	5,985,687
Series 2005-LDP3 Class A3, 4.959% 8/15/42	31,759	31,728
Series 2006-LDP7 Class A4, 6.0561% 4/15/45 (g)	4,300,000	4,723,546
Series 2007-CB19:
Class B, 5.9% 2/12/49 (g)	755,000	297,356
Class C, 5.9% 2/12/49 (g)	1,971,000	422,501
Class D, 5.9% 2/12/49 (g)	2,075,000	330,909
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	745,000	90,033
Class ES, 5.7933% 1/15/49 (d)(g)	4,663,000	48,460
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0807% 7/15/44 (g)	3,733,000	4,207,225
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	12,560,000	13,908,291
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C2 Class A3, 5.43% 2/15/40	$ 966,934	$ 1,063,665
Series 2007-C7 Class A3, 5.866% 9/15/45	4,522,942	5,060,494
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5423% 9/15/21 (d)(g)	57,972	57,901
Class H, 0.5823% 9/15/21 (d)(g)	204,773	192,307
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0446% 6/12/50 (g)	4,566,000	5,118,600
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	490,000	534,860
Series 2007-5 Class A4, 5.378% 8/12/48	2,520,000	2,763,319
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,875,000	4,280,957
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,155,611
Series 2007-7 Class B, 5.928% 6/12/50 (g)	770,000	51,768
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.381% 7/15/19 (d)(g)	113,478	85,109
Series 2007-XLFA:
Class D, 0.371% 10/15/20 (d)(g)	235,000	227,193
Class E, 0.431% 10/15/20 (d)(g)	294,000	278,353
Class F, 0.481% 10/15/20 (d)(g)	176,000	164,873
Class G, 0.521% 10/15/20 (d)(g)	218,000	203,041
Class H, 0.611% 10/15/20 (d)(g)	137,000	120,749
Class J, 0.761% 10/15/20 (d)(g)	79,407	31,078
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	4,359,176	4,415,767
Series 2007-HQ12 Class A2, 5.7604% 4/12/49 (g)	3,293,014	3,341,488
Series 2007-IQ14 Class B, 5.9117% 4/15/49 (g)	2,175,000	402,266
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	3,767,430	4,696,102

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5202% 9/15/21 (d)(g)	$ 534,120	$ 507,414
Class G, 0.5402% 9/15/21 (d)(g)	626,000	588,440
Class J, 0.7802% 9/15/21 (d)(g)	139,000	118,150
Series 2007-WHL8 Class F, 0.6623% 6/15/20 (d)(g)	1,046,000	929,256
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,371,849	3,728,915
Series 2007-C30 Class A5, 5.342% 12/15/43	13,901,000	15,366,473
Series 2007-C31 Class A4, 5.509% 4/15/47	6,652,000	7,280,820
Series 2007-C32 Class A3, 5.9203% 6/15/49 (g)	10,240,000	11,505,186
Series 2007-C33 Class A4, 6.1227% 2/15/51 (g)	4,590,000	5,072,359
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	3,270,657
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	8,259,912	9,135,267
Series 2007-C31 Class C, 5.8596% 4/15/47 (g)	2,455,000	1,726,096
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,939,683)		272,051,830
Municipal Securities - 2.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,200,000	1,216,140
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,017,786
6.65% 3/1/22	4,360,000	5,210,810
7.3% 10/1/39	6,270,000	7,890,607
7.5% 4/1/34	5,055,000	6,415,098
7.55% 4/1/39	5,505,000	7,164,758
7.6% 11/1/40	10,310,000	13,578,889
7.625% 3/1/40	1,675,000	2,190,012
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	4,280,000	4,622,272
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	20,700,000	18,353,241
Series 2010, 4.421% 1/1/15	2,850,000	2,939,291
Series 2010-1, 6.63% 2/1/35	3,720,000	3,701,660
Series 2010-3:
6.725% 4/1/35	5,545,000	5,568,566
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2010-3: - continued
7.35% 7/1/35	$ 2,580,000	$ 2,743,314
Series 2011:
5.665% 3/1/18	1,595,000	1,739,491
5.877% 3/1/19	6,770,000	7,264,007
TOTAL MUNICIPAL SECURITIES (Cost $95,972,782)		91,615,942
Foreign Government and Government Agency Obligations - 0.6%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	4,235,000	4,247,705
5.75% 9/26/23 (d)	3,877,000	3,877,000
Brazilian Federative Republic 5.625% 1/7/41	4,104,000	4,093,740
United Mexican States:
4% 10/2/23	9,396,000	9,337,275
4.75% 3/8/44	4,170,000	3,763,425
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,958,322)		25,319,145
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $496,454)	487,000	510,554
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $175,187,289)	175,187,289	$ 175,187,289
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $4,237,913,658)		4,268,687,706
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(146,341,772)
NET ASSETS - 100%		$ 4,122,345,934
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 10/1/43	$ (82,700,000)	(80,845,709)
3% 10/1/43	(35,500,000)	(34,704,023)
3% 10/1/43	(4,600,000)	(4,496,859)
3% 10/1/43	(9,900,000)	(9,678,023)
3.5% 10/1/43	(19,800,000)	(20,171,250)
3.5% 10/1/43	(9,200,000)	(9,372,500)
4% 10/1/43	(1,700,000)	(1,783,222)
TOTAL FANNIE MAE		(161,051,586)
Ginnie Mae
3.5% 10/1/43	(16,200,000)	(16,648,031)
4% 10/1/43	(8,600,000)	(9,066,282)
4.5% 10/1/43	(1,900,000)	(2,039,828)
TOTAL GINNIE MAE		(27,754,141)
TOTAL TBA SALE COMMITMENTS (Proceeds $186,932,079)		$ (188,805,727)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	$ 184,677	$ (171,651)	$ 0	$ (171,651)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	320,818	(298,189)	0	(298,189)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	78,601	(40,647)	0	(40,647)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	69,001	(23,054)	0	(23,054)
TOTAL CREDIT DEFAULT SWAPS						$ (533,541)	$ 0	$ (533,541)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $151,016,367 or 3.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,697,375.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 362,567
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,179,743,212	$ -	$ 1,179,743,212	$ -
U.S. Government and Government Agency Obligations	1,183,430,575	-	1,183,430,575	-
U.S. Government Agency - Mortgage Securities	1,258,835,815	-	1,258,835,815	-
Asset-Backed Securities	32,986,768	-	29,989,448	2,997,320
Collateralized Mortgage Obligations	49,006,576	-	48,893,228	113,348
Commercial Mortgage Securities	272,051,830	-	271,966,721	85,109
Municipal Securities	91,615,942	-	91,615,942	-
Foreign Government and Government Agency Obligations	25,319,145	-	25,319,145	-
Bank Notes	510,554	-	510,554	-
Money Market Funds	175,187,289	175,187,289	-	-
Total Investments in Securities:	$ 4,268,687,706	$ 175,187,289	$ 4,090,304,640	$ 3,195,777
Derivative Instruments:
Liabilities
Swaps	$ (533,541)	$ -	$ (533,541)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (188,805,727)	$ -	$ (188,805,727)	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $4,233,990,819. Net unrealized appreciation aggregated $34,696,887, of which $102,921,573 related to appreciated investment securities and $68,224,686 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013